CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	Class A ordinary shares Ordinary shares CNY (¥) shares	Class A ordinary shares shares	Class B ordinary shares Ordinary shares CNY (¥) shares	Additional paid-in capital CNY (¥)	Treasury Shares CNY (¥) shares	Retained Earnings CNY (¥)	Accumulated other comprehensive income (loss) CNY (¥)	Non-controlling interests CNY (¥)	USD ($) shares	CNY (¥) shares
Balance at Dec. 31, 2015	¥ 65		¥ 11	¥ 2,838,591	¥ (844,711)	¥ 1,616,209	¥ (70,981)	¥ 74,083		¥ 3,613,267
Balance (in shares) at Dec. 31, 2015 | shares	100,085,519		16,510,358		(1,614,135)
Increase (Decrease) in Shareholders' Equity
Net income						2,036,817		(44,050)		1,992,767
Issuance of ordinary shares upon exercise of share options				5,747						¥ 5,747
Issuance of ordinary shares upon exercise of share options (in shares) | shares	560,930	560,930							560,930	560,930
Issuance of ordinary shares upon vesting of shares awards	¥ 1			(1)
Issuance of ordinary shares upon vesting of shares awards (in shares) | shares	861,815	861,815
Re-issuance of treasury shares upon vesting of shares awards				(137,270)	¥ 137,270
Re-issuance of treasury shares upon vesting of shares awards (in shares) | shares					257,217				257,217	257,217
Share-based compensation expense				475,653						¥ 475,653
Non-controlling interests arising from business combinations								73,637		73,637
Purchase additional ownership interests in a subsidiaries				(52,594)				(59,042)		(111,636)
Capital contribution from non-controlling interest shareholders								1,800		1,800
Foreign currency translation							(292,152)	3,196		(288,956)
Fair value changes of available-for-sale investments							(17,042)			(17,042)
Reclassification adjustments for loss (gain) included in net income							36,567			36,567
Balance at Dec. 31, 2016	¥ 66		¥ 11	3,130,126	¥ (707,441)	3,653,026	(343,608)	49,624		5,781,804
Balance (in shares) at Dec. 31, 2016 | shares	101,508,264		16,510,358		(1,356,918)
Increase (Decrease) in Shareholders' Equity
Net income						1,949,655		(57,222)		¥ 1,892,433
Issuance of ordinary shares upon exercise of share options (in shares) | shares									454,708	454,708
Issuance of ordinary shares to new investors	¥ 8			5,610,329						¥ 5,610,337
Issuance of ordinary shares to new investors (in shares) | shares	13,184,910
Issuance of ordinary shares upon vesting of shares awards (in shares) | shares	23,413	23,413
Re-issuance of treasury shares upon exercise of share options				(234,409)	¥ 240,378					¥ 5,969
Re-issuance of treasury shares upon exercise of share options (in shares) | shares		454,708			454,708
Re-issuance of treasury shares upon vesting of shares awards				(467,063)	¥ 467,063
Re-issuance of treasury shares upon vesting of shares awards (in shares) | shares					902,210				1,356,918	1,356,918
Share-based compensation expense				667,098						¥ 667,098
Purchase additional ownership interests in a subsidiaries				9,914				(36,345)		(26,431)
Foreign currency translation							342,348			342,348
Fair value changes of available-for-sale investments							32,633			32,633
Reclassification adjustments for loss (gain) included in net income							(55,615)			(55,615)
Balance at Dec. 31, 2017	¥ 74		¥ 11	8,715,995		5,602,681	(24,242)	(43,943)		14,250,576
Balance (in shares) at Dec. 31, 2017 | shares	114,716,587		16,510,358
Increase (Decrease) in Shareholders' Equity
Net income						2,128,787		4,685	$ 310,301	2,133,472
Issuance of ordinary shares upon exercise of share options				3,947						¥ 3,947
Issuance of ordinary shares upon exercise of share options (in shares) | shares	356,736	356,736							356,736	356,736
Issuance of ordinary shares upon vesting of shares awards	¥ 1			(1)
Issuance of ordinary shares upon vesting of shares awards (in shares) | shares	1,322,560	1,322,560
Re-issuance of treasury shares upon vesting of shares awards (in shares) | shares									0	0
Share-based compensation expense				671,210						¥ 671,210
Purchase additional ownership interests in a subsidiaries				(5,935)				(12,764)		(18,699)
Capital contribution from non-controlling interest shareholders								1,000		1,000
Foreign currency translation							(7,083)		$ (1,030)	(7,083)
Balance at Dec. 31, 2018	¥ 75		¥ 11	¥ 9,385,216		7,907,396	(30,883)	¥ (51,022)	$ 2,503,208	17,210,793
Balance (in shares) at Dec. 31, 2018 | shares	116,395,883		16,510,358
Increase (Decrease) in Shareholders' Equity
Adoption of new accounting standards (Note 2)						¥ 175,928	¥ 442			¥ 176,370